Unapproved Change Orders and Claims Against Clients and Estimated Recoveries of Claims Against Suppliers and Subcontractors (Schedule of Unapproved Change Orders and Claims) (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Unapproved Change Orders [Roll Forward]
Amounts included in project estimates-at-completion at January 1,	$ 978	$ 973
(Decrease) increase in project estimates	(1)	21
Approved change orders	(6)	(7)
Foreign currency effect	77	(9)
Amounts included in project estimates-at-completion at December 31,	1,048	978
Amounts recognized over time based on progress at December 31,	$ 1,048	$ 974